Restructuring (Details) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jun. 27, 2015	Mar. 28, 2015	Mar. 29, 2014	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 400	$ 3,000	$ 3,800	$ 2,900	$ 10,900		$ 10,100	$ 10,900	$ 11,100
Restructuring obligations	1,100				6,400		1,100	6,400
Loss on impairment of intangible assets (Note 6)							0	0	11,300
Manufacturing efficiencies [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs									4,100
Operating Expense Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs								1,300	2,500
Operating Expense Reductions [Member] | In-process research and development [Member]
Restructuring Cost and Reserve [Line Items]
Loss on impairment of intangible assets (Note 6)						$ 11,300
Newton Aycliffe UK facility [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs									4,400
Economic Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs							100	200	$ 100
Restructuring obligations	3,000				$ 3,500		3,000	$ 3,500
Restructuring and Related Cost, Expected Cost	$ 800						$ 800